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General American Life Insurance Company
13045 Tesson Ferry Rd
St. Louis, MO  63128




                                           May 5, 2005




VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

     Re:   General American Separate Account Eleven
           File No. 333-73672 (American Vision VUL Series 2002)
           Rule 497(j) Certification
           ----------------------------------------------------

Commissioners:

     On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Eleven (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on April 28, 2005.

     If you have any questions, please contact me at (617) 578-3031.

                                           Sincerely,

                                           /s/ John E. Connolly, Jr.

                                           John E. Connolly, Jr.
                                           Assistant General Counsel
                                           Metropolitan Life Insurance Company